                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------

Check here if Amendment [      ]; Amendment Number: ______

      This Amendment (Check only one.):   [      ]    is a restatement.
                                          [      ]    adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name:       Warren E. Buffett
            ---------------------

Address:    1440 Kiewit Plaza
            ---------------------

            Omaha, NE 68131
            ---------------------


Form 13F File Number:   28-   554
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Warren E. Buffett
            ------------------

Title:
            ------------------

Phone:      402-346-1400
            ------------------

Signature, Place, and Date of Signing:

(s) Warren E. Buffett         Omaha, NE                    November 12, 2004
---------------------         ---------------------        ---------------------
[Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ x ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number          Name
      28-   4545                    Berkshire Hathaway Inc.
          ----------                ------------------------

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          0
                                                   ------------

Form 13F Information Table Entry Total:                    15
                                                   ------------

Form 13F Information Table Value Total:            $      685
                                                   ------------
                                                    (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included with this information is information regarding Warren Buffett's 13F reportable position in Berkshire Hathaway Inc.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                WARREN E. BUFFETT
                           Form 13F Information Table
                               September 30, 2004

                                                                          Column 6
                                                                   Investment Discretion                            Column 8
                                         Column 4     Column 5   --------------------------                Voting Authority (Shares)
Column 1       Column 2   Column 3        Market      Shares or                       (c)      Column 7    -------------------------
Issuer         Title of     CUSIP         Value       Principal  (a)   (b) Shared-  Shared-    Managers     (a)       (b)       (c)
Name of          Class     Number     (In Thousands)  Amount $   Sole    Defined     Other   See Instr. v  Sole      Shared     None
-------          -----     ------     --------------  --------   ----    -------     -----   ------------  ----      ------     ----
American
  Express Co.     Com    025816 10 9              32        612   X                                          612
Block, H & R
  Corp.           Com    093671 10 5              10        200   X                                          200
Coca Cola Co.     Com    191216 10 0              96      2,400   X                                        2,400
Costco
  Companies       Com    22160Q 10 2              65      1,575   X                                        1,575
Gannett Inc.      Com    364730 10 1              17        200   X                                          200
The Gillette
  Company         Com    375766 10 2              33        800   X                                          800
HCA Inc.          Com    404119 10 9               4        100   X                                          100
M & T Bank
  Corporation     Com    55261F 10 4              96      1,000   X                                        1,000
Moody's Corp      Com    615369 10 5               7        100   X                                          100
Mueller
  Industries      Com    624756 10 2               4        100   X                                          100
Sealed Air
  Corporation     Com    81211K 10 0               5        100   X                                          100
Sun Trust
  Banks           Com    867914 10 3              14        200   X                                          200
Torchmark
  Corp.           Com    891027 10 3             194      3,653   X                                        3,653
Washington
  Post Co.        Cl B   939648 10 8               9         10   X                                           10
Wells Fargo       Com    949740 10 4              99      1,660   X                                        1,660
                                                ----
                                                $685
                                                ====